INCOME TAXES (TABLES)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The components of income before income taxes are as follows:
	Year ended March 31,
	2014	2015	2016
	$	$	$

Hong Kong	649	1,104	1,361
China	118	173	146
	767	1,277	1,507

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following:

	Year ended March 31,
	2014	2015	2016
	$	$	$
Hong Kong
Current tax	155	78	143
Deferred tax	(15)	(12)	-
	140	66	143
China
Current tax	32	68	100
Total	172	134	243

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation between the provision for income taxes computed by applying the Hong Kong profits tax rate to profit before income taxes, the actual provision for income taxes is as follows:
	Year ended March 31,
	2014	2015	2016
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	10.3	1.5	9.7
Changes in valuation allowances	(4.4)	(1.6)	(6.8)
Overprovision of profits tax in prior year	(2.0)	(3.8)	(0.2)
Effect of different tax rate of subsidiaries operating in other jurisdictions	(2.7)	(2.8)	0.8
Others	4.6	0.6	(4.0)
Effective tax rate	22.3	10.4	16.0

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax (assets) liabilities are as follows:
	As of March 31,
	2015	2016
	$	$
Deferred tax liability:
Property, plant and equipment	35	34
Deferred tax asset:
Tax loss carryforwards	(725)	(614)
Valuation allowance	722	612
Total net deferred tax asset	(3)	(2)
Net deferred tax liability	32	32

Summary of Valuation Allowance [Table Text Block]
Movement of valuation allowances are as follows:

	Year ended March 31,
	2014	2015	2016
	$	$	$

At the beginning of the year	805	803	722
Changes in prior year tax losses carry forward	32	(60)	(8)
Current year reduction	(34)	(21)	(102)
At the end of the year	803	722	612